Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	19
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$34,576,298.99	0.0947296	$8,494,999.46	0.0232740	$26,081,299.53
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$575,416,298.99	0.5048220	$549,334,999.46	0.4819404	$26,081,299.53

Weighted Avg. Coupon (WAC)	3.24%		3.23%
Weighted Avg. Remaining Maturity (WARM)	42.36		41.44
Pool Receivables Balance	$614,175,134.88		$587,047,573.44
Remaining Number of Receivables	46,423		45,443

Adjusted Pool Balance	$592,643,103.33		$566,561,803.80

III. COLLECTIONS

Principal:
Principal Collections	$26,141,620.30
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$603,558.34
Total Principal Collections	$26,745,178.64

Interest:
Interest Collections	$1,641,529.11
Late Fees & Other Charges	$41,144.27
Interest on Repurchase Principal	$-
Total Interest Collections	$1,682,673.38

Collection Account Interest	$2,042.15
Reserve Account Interest	$231.77
Servicer Advances	$-

Total Collections	$28,430,125.94

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	19
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$28,430,125.94
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$28,430,125.94

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$511,812.61		$511,812.61	$511,812.61
Collection Account Interest					$2,042.15
Late Fees & Other Charges					$41,144.27
Total due to Servicer					$554,999.03

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$13,254.25		$13,254.25
Class A-3 Notes		$229,100.00		$229,100.00
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$369,833.25		$369,833.25	$369,833.25

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$27,370,016.66

9. Regular Principal Distribution Amount:					$26,081,299.53

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$26,081,299.53
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$26,081,299.53	$26,081,299.53
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$26,081,299.53	$26,081,299.53

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,288,717.13

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$21,532,031.55
Beginning Period Amount	$21,532,031.55
Current Period Amortization	$1,046,261.90
Ending Period Required Amount	$20,485,769.64
Ending Period Amount	$20,485,769.64
Next Distribution Date Required Amount	$19,466,192.52

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.91%	3.04%	3.04%

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	19
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.76%	44,878	98.28%	$576,960,372.88
30 - 60 Days	0.94%	426	1.28%	$7,522,708.23
61 - 90 Days	0.26%	120	0.37%	$2,180,964.06
91 + Days	0.04%	19	0.07%	$383,528.27
		45,443		$587,047,573.44
Total
Delinquent Receivables 61 + days past due	0.31%	139	0.44%	$2,564,492.33
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	116	0.37%	$2,256,442.26
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	119	0.35%	$2,243,220.58
Three-Month Average Delinquency Ratio	0.27%		0.38%

Repossession in Current Period		30		$569,270.19
Repossession Inventory		86		$367,447.28

Charge-Offs
Gross Principal of Charge-Off for Current Period				$985,941.14
Recoveries				$(603,558.34)
Net Charge-offs for Current Period				$382,382.80

Beginning Pool Balance for Current Period				$614,175,134.88

Net Loss Ratio				0.75%
Net Loss Ratio for 1st Preceding Collection Period				0.78%
Net Loss Ratio for 2nd Preceding Collection Period				0.46%
Three-Month Average Net Loss Ratio for Current Period				0.66%

Cumulative Net Losses for All Periods				$8,922,058.26
Cumulative Net Losses as a % of Initial Pool Balance				0.75%

Principal Balance of Extensions				$2,845,636.25
Number of Extensions				155